Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Number of shares to be issued of contingent payment (in Shares)		384,558
Shares equivalent amount		$ 1,700,000
Decrease in revenues	$ 305,210
Increase in revenues		35,586
Decrease in Costs of Sales	$ 622,687	$ 7,385
Bottom of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Discount rate	10.00%
Top of Range [Member]
Summary of Significant Accounting Policies [Line Items]
Discount rate	20.00%